Document And Entity Information	3 Months Ended
	Sep. 30, 2012	Nov. 08, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MRI INTERVENTIONS, INC.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		48,018,000
Amendment Flag	false
Entity Central Index Key	0001285550
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2012
Document Fiscal Year Focus	2012